Acquisition - Purchase price allocation (Details) ¥ in Thousands, $ in Thousands	Jan. 13, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Purchase price allocation
Goodwill		$ 17,688	¥ 115,414
Longye
Purchase price allocation
Goodwill	¥ 115,414
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(18,021)
Deferred tax liabilities	(6,483)
Purchase price allocation	¥ 116,865
Customer relationships
Purchase price allocation
Amortization period	3 years
Customer relationships | Longye
Purchase price allocation
Intangible assets	¥ 3,300
Trade names
Purchase price allocation
Amortization period	10 years
Trade names | Longye
Purchase price allocation
Intangible assets	¥ 4,822
Technologies
Purchase price allocation
Amortization period	7 years
Technologies | Longye
Purchase price allocation
Intangible assets	¥ 17,833